October 3, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Strategic Funds, Inc.

-Dreyfus Select Managers Small Cap Growth Fund

 1933 Act File No.: 2-88816
 1940 Act File No.: 811-03940
 CIK No.: 0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 124 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 27, 2016.

Please address any comments or questions to my attention at 412-236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal